UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	November 15, 2007

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$97,667
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	361 	10922 	SH		SOLE	NONE			10922
BANCO BILBAO VIZCAYA A	COM	05946K101	7104	305161	SH		SOLE	NONE			305161
BERKSHIRE HATHAWAY CL B	COM	084670207	486 	123 	SH		SOLE	NONE			123
BP PLC ADR		SP ADR	055622104	350 	5045 	SH		SOLE	NONE			5045
CATERPILLAR INC		COM	149123101	565 	7200 	SH		SOLE	NONE			7200
CITIGROUP INC		COM	172967101	335 	7186 	SH		SOLE	NONE			7186
COLONIAL BANCGROUP INC 	COM	195493309	759 	35098 	SH		SOLE	NONE			35098
CSX CORP		COM	126408103	202 	4720 	SH		SOLE	NONE			4720
DELL INC		COM	24702R101	421 	15256 	SH		SOLE	NONE			15256
EL PASO CORPORATION	COM	28336L109	262 	15460 	SH		SOLE	NONE			15460
GENERAL MOTORS CORP	COM	370442105	245 	6682 	SH		SOLE	NONE			6682
GREENLIGHT CAPITAL RE	COM	G4095J109	1610	79382	SH		SOLE	NONE			79382
HARRIS CORP COM		COM	413875105	508 	8790 	SH		SOLE	NONE			8790
HONEYWELL INTL 		COM	438516106	536 	9005 	SH		SOLE	NONE			9005
LEVEL 3 COMMUNICATIONS 	COM	52729N100	340 	73023 	SH		SOLE	NONE			73023
LINCOLN NATL CORP	COM	534187109	311 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	339 	12089 	SH		SOLE	NONE			12089
MICROSOFT CORP.		COM	594918104	349 	11858 	SH		SOLE	NONE			11858
PACCAR INC		COM	693718108	568 	6667 	SH		SOLE	NONE			6667
PFIZER INC		COM	717081103	670 	27442 	SH		SOLE	NONE			27442
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	2	51670	SH		SOLE	NONE			51670
REGIONS FINL CORP NEW	COM	7591EP100	2034 	69010 	SH		SOLE	NONE			69010
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	394 	4799 	SH		SOLE	NONE			4799
SCANA CORP		COM	80589M102	560 	14445 	SH		SOLE	NONE			14445
SCHLUMBERGER LTD	COM	806857108	358 	3413 	SH		SOLE	NONE			3413
SECURITY BK CORP COM	COM	814047106	1762 	140768 	SH		SOLE	NONE			140768
SYNOVUS FINANCIAL CORP.	COM	87161C105	435 	15500 	SH		SOLE	NONE			15500
TORCHMARK CORP		COM	891027104	267 	4111 	SH		SOLE	NONE			4111
UNITED CMNTY BKS	COM	90984P105	1255 	51181 	SH		SOLE	NONE			51181
WACHOVIA CORP		COM	929903102	73808 	1471739	SH		SOLE	NONE			1471739
WASHINGTON MUTUAL INC	COM	939322103	459 	12989 	SH		SOLE	NONE			12989
ZILA INC		COM	989513205	12 	10000 	SH		SOLE	NONE			10000

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